ADVANCES (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / MWh	Dec. 31, 2020 BRL (R$) R$ / MWh	Dec. 31, 2004
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	R$ 1,460,455	R$ 1,134,845
Advances, Non-current	186,348	290,870
Advances	1,646,803	1,425,715
PROINFA
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	R$ 1,043,978	R$ 667,126
Apportionment Value | R$ / MWh	14.13	9.32
PROCEL.
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	R$ 326,968	R$ 393,644
ALBRAS
Disclosure Of Detailed Information About Advances [Line Items]
Advances, Current	89,509	74,075
Advances, Non-current	R$ 186,348	R$ 290,870
Number of years for which electricity to be purchased			20 years